SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Accounting Policies [Abstract]
Revenue recognition

Revenue Recognition

The Company recognizes revenue when obligations under the terms of a contract with a customer are satisfied; generally this occurs with the transfer of control or access of the Company’s licenses or performance of services. Revenue is measured as the amount of consideration the company expects to receive in exchange for transferring goods or providing services. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in the contract. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied.

Contracts with customers consist of licensing arrangements and, to a lesser extent, research and development related services. Revenues from licensing and royalty fees are received from the granting of exclusive sales, marketing, manufacturing and distribution rights associated with the Company’s functional intellectual property (IP). The Company’s performance obligation is satisfied at a point in time (upon delivery to the customer), where the Company has no remaining obligation to support or maintain the intellectual property licensed to the customer. The Company typically requires a non-refundable license fee, paid upfront.

Revenue from license fees are recognized at a point in time when the Company transfers the functional IP to the customer as long as management believes the total consideration owed by the customer for the license fee is probable of being received.

The Company’s contracts do not include multiple performance obligations or variable consideration. Since the Company’s revenue is generated from a small number of customer contracts, the Company does not have material contract assets or liabilities.

Revenue recognition

The Company has considered the guidelines within the Financial Accounting Standards Board’s (the “FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers as a requirement of the revenue recognition that it commenced during the current fiscal year. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under ASC Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services.

To determine revenue recognition for arrangements that an entity determines are within the scope of ASC Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC Topic 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The Company may enter into product development and other agreements with collaborative partners. The terms of the agreements may include non-refundable signing and licensing fees, milestone payments and royalties on any product sales derived from collaborations.

Deferred revenue

Deferred revenue

The Company has entered into license agreements and recognizes up front license payments as revenue upon delivery of the license only if the license has stand-alone value to the customer. However, where further performance criteria must be met, revenue is deferred and recognized on a basis that is considered to be appropriate to the conditions associated with the license and over the period the Company is expected to complete these performance obligations.

Royalty revenue will be recognized upon the sale of the related products provided the Company has no remaining performance obligations under the agreement.

Research and development expenses

Research and development expenses

The Company charges research and development expenses to operations as incurred. Research and development expenses primarily consist of salaries and related expenses for personnel and outside contractor and consulting services. Other research and development expenses include the costs of materials and supplies used in research and development, prototype manufacturing, clinical studies, related information technology and an allocation of facilities costs.

Cash

Cash and Cash Equivalents

Cash includes cash deposited in major financial institutions in the United Kingdom. The Company’s cash balances exceed amounts covered by the Financial Services Compensation scheme. The Company has never suffered a loss due to such excess balances.

The Company considers highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents. These investments are carried at cost, which approximates fair value. As of December 31, 2022 and March 31, 2022, the Company had no cash equivalents.

Cash Cash consists primarily of cash deposits maintained in the UK.
Fair value of financial instruments

Fair value of financial instruments

In accordance with ASC 820, “Fair Value Measurements and Disclosures,” the Company determines the fair value of financial instruments with the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1: Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2: Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Property and equipment

Property and equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, generally four to five years. This is charged to operating expenses.

Intangible assets

Intangible Assets

The Company’s intangible assets consist of patents relating to the sensor and algorithm that are granted in some territories, and pending still in others. The Company also plans to file further patents as the opportunity arises. The cost of issued patents is capitalized and amortized over the life of the patents which is 20 years. The costs of patents in development are expensed as incurred. Any unamortized costs previously capitalized associated with patents that have expired or have been abandoned are written off as an impairment loss. The company has also capitalized certain software development costs which are regularly reviewed to ensure that if development has been abandoned, costs are written off as an impairment loss.

Intangible assets

Intangible assets consist of licenses and patents associated primarily with the sugarBEAT® device and are amortized on a straight-line basis, generally over their legal lives of up to 20 years and are reviewed for impairment. Costs capitalized relate to invoices received from third parties and not any internal costs. The Company evaluates its intangible assets (all have finite lives) and other long-lived assets for impairment whenever events or circumstances indicate that they may not be recoverable, or at least annually. Recoverability of finite and other long-lived assets is measured by comparing the carrying amount of an asset group to the future undiscounted net cash flows expected to be generated by that asset group. The Company groups assets for purposes of such review at the lowest level for which identifiable cash flows of the asset group are largely independent of the cash flows of the other groups of assets and liabilities. The amount of impairment to be recognized for finite and other long-lived assets is calculated as the difference between the carrying value and the fair value of the asset group, generally measured by discounting estimated future cash flows. There were no impairment indicators present during the fiscal years ended March 31, 2022 or 2021.

Software development costs

Software development costs

Capitalization of software development costs incurred in the research and development of new software products and enhancements to existing software products for external use begins when a product’s technological feasibility has been established and ends when the resulting product is available for general market release. Amortization of the capitalized software is classified within product cost of goods sold in the consolidated statements of operations and comprehensive loss.

For each capitalized software product, the annual amortization is equal to the greater of:

1. The amount computed using the ratio of software product’s current fiscal year gross revenue bears to the total current fiscal year and anticipated future gross revenues for the product, or

2. The amount computed based on a straight-line method over the remaining estimated economic life of the product, which can be a range between 3 – 8 years.

Annually, or more frequently if required by triggering events, an analysis of the net realizable value of the capitalized software is completed and the amount by which unamortized software costs exceeds the net realisable value, if any, is recognized as a charge to income in the period it is determined.

Inventory

Inventory

Inventory is stated at the lower of cost or net realizable value, with cost determined on a first-in first-out basis. At present all inventory relates to raw materials purchased from third parties and to be used in the Company’s product.

Income taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that management believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that the Company would be able to realize deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to unrecognized tax benefits as part of income tax expense in the consolidated statements of comprehensive loss. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits, nor was any interest expense related to unrecognized tax benefits recognized for the years ended March 31, 2022 and 2021.

In December 2017, the U.S. Tax Cuts and Jobs Act was signed into law. Generally, this Act reduces corporate rates from a top rate of 35% to a top rate of 21%, effective January 1, 2018. As the Company’s U.S. operations are minimal, and all deferred tax assets maintain a full valuation allowance, there is no significant impact to the Company as of and for the years ended March 31, 2022 and 2021.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period. For the fiscal year ended March 31, 2022, warrants to purchase 1,573,098 shares of common stock, options to purchase 40,000 shares of common stock and a unit purchase option to purchase 9,710 shares of common stock as well as 9,710 warrants were considered anti-dilutive and were excluded from the calculation of diluted loss per share. For the fiscal year ended March 31, 2021, warrants to purchase 1,939,990 shares of common stock and a unit purchase option to purchase 9,710 shares of common stock as well as 9,710 warrants were considered anti-dilutive and were excluded from the calculation of diluted loss per share.

Use of estimates

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. The Company’s most significant estimates include the useful life of intangible assets, valuation of foreign currency contract and valuation allowance on deferred tax assets.

Our estimates are often based on complex judgments, probabilities and assumptions that management believes to be reasonable, but that are inherently uncertain and unpredictable. It is also possible that other professionals, applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts. For a complete discussion of our critical accounting policies, see the “Critical Accounting Policies” section of the Management’s Discussion & Analysis in our March 31, 2022 Form 10-K.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results may differ from those estimates.

Foreign currency translation

Foreign currency translation

The functional currency of the Company is the GBP, while the reporting currency is the U.S.$. Assets and liabilities are translated at the exchange rates as of the balance sheet date with income and expenses being translated at the weighted-average exchange rates prevailing during the reporting period. Stockholders' equity is translated into U.S.$ from GBP at historical exchange rates.

Adjustments resulting from translating the consolidated financial statements into U.S.$ are recorded as a separate component of accumulated other comprehensive loss in stockholders’ equity.

Derivative Financial Instruments

Derivative Financial Instruments

Derivative financial instruments are used as part of the overall strategy to manage exposure to foreign currency primarily associated with fluctuations in foreign currency exchange rates. Derivative financial instruments are included in the consolidated balance sheets and are measured at fair value on a recurring basis.

The Company is exposed to the impact of foreign currency exchange fluctuations as a significant proportion of our expenses are incurred within our UK subsidiary which is denominated GBP, with the remaining portion denominated in USD and a small amount in Euros (“EUR”). In addition to this, we hold the majority of our cash in USD, with amounts also held in GBP and, to a much smaller amount, in EURs. The Company’s objective is to reduce the volatility associated with these foreign exchange rate changes to allow management to focus our attention on our core business strategy and objectives. Accordingly, the Company entered into a target accrual redemption forward (“TARF”) agreement to sell USD and buy GBP across 25 defined monthly fixings in order to fix the costs associated with the foreign currency exchange fluctuations associated with our GBP denominated expenses. These fixings allow for $250,000 to be converted into GBP at a rate of $1.359 subject to the spot rate on the fixing date being above the fixed rate. Should the spot rate fall below $1.359 on the scheduled fixing date but above a rate of $1.319, the Company can exchange the fixing amount at the spot rate on the day; should the spot rate fall below $1.319 the Company is obligated to convert $500,000 to GBP at the fixed rate of $1.359. The exchange rate range experienced by the Company over the last two years for USD: GBP has seen a high of approximately $1.216 in May 2020 and a low of approximately $1.423 in June 2021. Cumulative profit on the sale of USD is capped at an aggregate of approximately $55,000 over the shorter of the life of the contract fixings or the utilization of the cap.

At March 31, 2022, the Company held a forward contract to sell up to $12.5 million, which when remeasured at fair value generated a non-cash item loss of $440,196 and has been accounted for within the foreign exchange translation adjustments line within general and administrative expenses and is held on the Company’s balance sheet within other liabilities and accrued expenses. No such similar derivative financial instruments were in place at the fiscal year ended March 31, 2021.

The Company’s foreign currency forward contracts are measured at fair value on a recurring basis and are classified as Level 2 under our fair value of financial instruments policy.

Retirement benefit plan

Retirement benefit plan

The Company operates a retirement plan which covers most of our regular employees in the UK and allows them to make contributions. The Company also provides a matching contribution on a portion of the employee contributions. Total expenses incurred under this plan for the fiscal years ended March 31, 2022 and 2021, were approximately $24,300 and $12,100, respectively. The increase in the fiscal year ended March 31, 2022 was driven by the increase in our employee numbers.

Stock-based compensation

Stock-based compensation

The Company accounts for stock-based payments in accordance with stock-based payment accounting guidance which requires all stock-based payments to be recognized based upon their fair values. The fair value of stock-based awards is estimated at the grant date using the Black-Scholes Option Pricing Model and the portion that is ultimately expected to vest is recognized as compensation cost over the requisite service period. The determination of fair value using the Black-Scholes Option Pricing Model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables, including expected stock price volatility, risk-free interest rate, expected dividends and projected employee stock option exercise behaviors. The Company accounts for forfeitures of unvested awards as they occur.

The Company accounts for share-based payments to non-employees by aligning it with the accounting for share-based payments to employees, with certain exceptions.

Direct costs incurred for equity financing

Direct costs incurred for equity financing

The Company includes all direct costs incurred in connection with successful equity financings as a component of additional paid-in capital. Direct costs incurred for equity financings that are unsuccessful are expensed.

Risks and Uncertainties

Risks and Uncertainties

The Company is in the commercialization stage for its primary product, sugarBEAT®, following the receipt of the CE mark covering the EU, with the intention of entering into sales and marketing agreements for the product with prioritization having been initially set for the UK and Germany.

Aside from the UK and Germany, the Company considers the U.S.A. to be a primary market for its product offerings, and while uncertainties exist with regards to regulatory acceptance of the Company’s primary product, an FDA PMA application has been submitted and is currently being reviewed; some delays have been experienced as a direct consequence of COVID-19, whereby the application remained dormant with the FDA for a period of 6 months. In the interim, and further to discussions with the FDA, the Company has determined that it may sell an adapted version of the CGM device as a wellbeing device, whereby the Company will gather the data and provide feedback in the form of educational reports providing insights into factors that may be causing glucose fluctuations and therefore how lifestyle interventions may help improve control of the fluctuations.

The Company has taken steps to support the commercialization process by increasing raw material inventory over the year in order to support the transition to product manufacturing in relation to sale to the UK Licensee.

The Company is also in the process of establishing options to broaden the existing internal manufacturing capabilities with the expectation that it will leverage the manufacturing capacity and capabilities of one or more contract manufacturers as volume increases.

Recent accounting pronouncements

(c) Recently adopted accounting pronouncements

Accounting standard updates issued but not yet added were assessed and determined to be either not applicable or not expected to have a material impact on our unaudited condensed consolidated financial statements.

Recent accounting pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company's financial reporting, the Company undertakes a study to determine the consequences of the change to its consolidated financial statements and assures that there are proper controls in place to ascertain that the Company's consolidated financial statements properly reflect the change.